Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Trading loans, securities, and other
Trading loans, securities, and other	$ 141,490	$ 148,318
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,215	8,548
Derivatives
Derivative financial assets	53,621	54,242
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,832	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	89,599	103,285
Securities purchased under reverse repurchase agreements	155,375	169,162
FINANCIAL LIABILITIES
Trading deposits	33,679	19,177
Derivatives
Derivative financial liabilities	58,019	53,203
Securitization liabilities at fair value	13,622	13,718
Financial liabilities designated at fair value through profit or loss	66,253	59,665
Obligations related to securities sold short	39,080	34,999
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	148,326	188,876
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	141,490	148,318
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,215	8,548
Derivatives
Derivative financial assets	53,621	54,242
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,832	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	89,599	103,285
Securities purchased under reverse repurchase agreements	8,255	7,395
FINANCIAL LIABILITIES
Trading deposits	33,679	19,177
Derivatives
Derivative financial liabilities	58,019	53,203
Securitization liabilities at fair value	13,622	13,718
Financial liabilities designated at fair value through profit or loss	66,253	59,665
Obligations related to securities sold short	39,080	34,999
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	6,479	3,675
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	68,829	57,167
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	163	232
Derivatives
Derivative financial assets	416	423
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,654	1,005
Derivatives
Derivative financial liabilities	287	383
Obligations related to securities sold short	1,118	1,039
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	72,658	91,132
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,387	7,742
Derivatives
Derivative financial assets	53,177	53,438
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,832	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	85,442	100,681
Securities purchased under reverse repurchase agreements	8,255	7,395
FINANCIAL LIABILITIES
Trading deposits	33,503	14,528
Derivatives
Derivative financial liabilities	57,539	51,620
Securitization liabilities at fair value	13,622	13,718
Financial liabilities designated at fair value through profit or loss	66,203	59,641
Obligations related to securities sold short	37,962	33,960
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	6,479	3,675
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	3	19
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	665	574
Derivatives
Derivative financial assets	28	381
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,503	1,599
FINANCIAL LIABILITIES
Trading deposits	176	4,649
Derivatives
Derivative financial liabilities	193	1,200
Financial liabilities designated at fair value through profit or loss	50	24
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,788	21,492
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,013	14,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	7,325	8,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,845	16,502
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	15,028	22,825
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	25,518	33,034
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,990	4,563
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,131	10,756
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,595	1,690
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,912	3,865
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,047	351
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,741	21,141
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,013	14,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	7,325	8,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,845	16,502
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	15,028	22,809
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	25,518	33,034
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,990	4,563
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,131	10,756
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,595	1,690
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,912	3,865
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		16
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,553	5,615
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,175	13,353
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,657	10,006
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,540	9,895
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,553	5,613
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,172	13,352
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,657	10,006
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,516	9,875
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other		2
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	3	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	24	20
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	54,829	43,842
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,733	2,387
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	38	37
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	401	212
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	54,797	43,803
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,290	819
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	38	37
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	364	186
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	32	39
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	15
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,442	1,553
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	37	26
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,759	12,959
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,759	12,959
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,399	13,460
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,947	12,976
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	452	484
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	11	14
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	11	14
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,223	4,830
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,832	4,739
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	163	232
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,398	4,027
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,832	4,739
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	662	571
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,992	3,718
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,849	2,502
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,989	3,715
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,849	2,502
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	3
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	11,852	17,959
Derivatives
Derivative financial liabilities	13,158	19,132
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	6	22
Derivatives
Derivative financial liabilities	3	14
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	11,846	17,937
Derivatives
Derivative financial liabilities	13,059	19,022
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	96	96
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	35,487	29,620
Derivatives
Derivative financial liabilities	36,281	27,314
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	24	13
Derivatives
Derivative financial liabilities	35	14
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	35,454	29,605
Derivatives
Derivative financial liabilities	36,246	27,300
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	9	2
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	32	19
Derivatives
Derivative financial liabilities	354	327
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	32	19
Derivatives
Derivative financial liabilities	354	327
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	4,572	4,230
Derivatives
Derivative financial liabilities	6,637	4,437
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1	5
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	4,566	3,855
Derivatives
Derivative financial liabilities	6,543	3,360
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	5	370
Derivatives
Derivative financial liabilities	94	1,077
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	1,678	2,414
Derivatives
Derivative financial liabilities	1,589	1,993
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	385	383
Derivatives
Derivative financial liabilities	249	355
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,279	2,022
Derivatives
Derivative financial liabilities	1,337	1,611
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	14	9
Derivatives
Derivative financial liabilities	3	27
Recurring fair value measurement [member] | Held For Trading [member]
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	5,674	3,675
Recurring fair value measurement [member] | Held For Trading [member] | Level 2 of fair value hierarchy [member]
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	5,674	$ 3,675
Recurring fair value measurement [member] | Financial liabilities designated at fair value through profit or loss [member]
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	805
Recurring fair value measurement [member] | Financial liabilities designated at fair value through profit or loss [member] | Level 2 of fair value hierarchy [member]
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	$ 805